Cover	May 31, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 31, 2023
Entity File Number	1-14756
Entity Registrant Name	Ameren Corporation
Entity Central Index Key	0001002910
Entity Tax Identification Number	43-1723446
Entity Incorporation, State or Country Code	MO
Entity Address, Address Line One	1901 Chouteau Avenue
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63103
City Area Code	314
Local Phone Number	621-3222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	AEE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Ameren Illinois Company [Member]
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 31, 2023
Entity File Number	1-3672
Entity Registrant Name	Ameren Illinois Company
Entity Central Index Key	0000018654
Entity Tax Identification Number	37-0211380
Entity Incorporation, State or Country Code	IL
Entity Address, Address Line One	10 Richard Mark Way
Entity Address, City or Town	Collinsville
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	62234
City Area Code	618
Local Phone Number	343-8150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false